Note 3 - Cash, Cash Equivalents, and Restricted Cash 1 (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes Tables
Schedule of Cash and Cash Equivalents [Table Text Block]
	June 30, 2024	December 31, 2023
	(unaudited)
Cash and cash equivalents	$11,215	$16,932
Restricted cash	2,150	2,150
Total cash, cash equivalents, and restricted cash	$13,365	$19,082

	As of December 31,
	2023	2022
Cash and cash equivalents	$16,932	$19,064
Restricted cash	2,150	2,150
Total cash, cash equivalents, and restricted cash	$19,082	$21,214